INCOME TAXES - Schedule of Net Income (Loss) Before Income Taxes (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
INCOME TAXES
Net income (loss) before income taxes	¥ 301,136,619	$ 41,255,550	¥ 55,583,429	¥ (874,511,343)
Cayman Islands
INCOME TAXES
Net income (loss) before income taxes	39,649,765	5,431,996	55,064,996	28,219,345
Hong Kong
INCOME TAXES
Net income (loss) before income taxes	11,423,580	1,565,024	(7,637,919)	(16,096,157)
Mainland China
INCOME TAXES
Net income (loss) before income taxes	¥ 250,063,274	$ 34,258,530	¥ 8,156,352	¥ (886,634,531)